Shareholder Report, Holdings (Details)	May 31, 2024
C000033271 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1]
C000033271 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[1]
C000033271 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000033271 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[1]
C000047974 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[2]
C000047974 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[2]
C000047974 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[2]
C000047974 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[2]
C000047974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000047974 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[2]
C000047974 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[2]
C000054997 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000054997 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
C000054997 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
C000054997 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[3]
C000054997 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000054997 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
C000054997 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[3]
C000079518 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000079518 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[4]
C000079518 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[4]
C000079518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000079518 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[4]
C000079518 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[4]
C000079532 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[5]
C000079532 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[5]
C000079532 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[5]
C000079532 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000079532 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[5]
C000079532 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[5]
C000079533 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[6]
C000079533 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[6]
C000079533 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[6]
C000079533 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000079533 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[6]
C000079533 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[6]
C000079546 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[7]
C000079546 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[7]
C000079546 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000079546 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%	[7]
C000079566 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000079566 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[8]
C000079566 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[8]
C000079566 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000079566 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%	[8]
C000107517 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[9]
C000107517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000107517 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%	[9]
C000107519 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[10]
C000107519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000107519 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%	[10]
C000107531 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[11]
C000107531 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[11]
C000107531 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[11]
C000107531 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[11]
C000162554 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[12]
C000162554 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[12]
C000162554 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[12]
C000162554 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[12]
C000162554 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000162554 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[12]
C000162554 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[12]
C000162576 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[13]
C000162576 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000162576 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[13]
C000162576 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[13]
C000162576 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[13]
C000162576 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000162576 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[13]
C000162585 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[14]
C000162585 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[14]
C000162585 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000162585 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[14]
C000162596 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[15]
C000162596 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[15]
C000162596 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[15]
C000162596 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[15]
C000221703 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[16]
C000221703 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[16]
C000221703 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[16]
C000221703 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000221703 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%	[16]
C000221705 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000221705 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[17]
C000221705 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[17]
C000221705 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[17]
C000221705 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%	[17]
C000014643 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[18]
C000014643 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[18]
C000014643 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[18]
C000014643 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[18]
C000014643 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000014643 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[18]
C000014643 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[18]
C000014644 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[19]
C000014644 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[19]
C000014644 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[19]
C000014644 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[19]
C000014644 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19]
C000014644 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[19]
C000014644 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%	[19]
C000047976 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[20]
C000047976 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000047976 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[20]
C000047976 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[20]
C000047976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000047976 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000047976 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[20]
C000054993 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[21]
C000054993 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[21]
C000054993 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[21]
C000054993 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[21]
C000054993 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%	[21]
C000079527 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[22]
C000079527 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[22]
C000079527 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[22]
C000079527 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[22]
C000079527 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[22]
C000079527 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[22]
C000079528 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[23]
C000079528 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[23]
C000079528 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[23]
C000079528 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[23]
C000079528 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[23]
C000079528 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[23]
C000079541 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[24]
C000079541 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[24]
C000079541 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[24]
C000079541 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[24]
C000079541 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[24]
C000079541 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%	[24]
C000079559 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[25]
C000079559 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[25]
C000079559 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[25]
C000079559 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[25]
C000079559 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[25]
C000079559 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[25]
C000079559 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[25]
C000099413 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[26]
C000099413 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[26]
C000099413 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[26]
C000099413 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.50%	[26]
C000099414 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[27]
C000099414 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[27]
C000099414 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[27]
C000099414 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.50%	[27]
C000107525 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[28]
C000107525 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[28]
C000107525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000107525 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[28]
C000107526 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[29]
C000107526 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[29]
C000107526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[29]
C000107526 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[29]
C000145612 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[30]
C000145612 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[30]
C000145612 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[30]
C000145612 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30]
C000145612 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%	[30]
C000162552 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[31]
C000162552 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[31]
C000162552 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[31]
C000162552 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[31]
C000162552 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[31]
C000162552 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[31]
C000162552 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[31]
C000162574 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[32]
C000162574 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[32]
C000162574 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[32]
C000162574 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32]
C000162574 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%	[32]
C000162583 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[33]
C000162583 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[33]
C000162583 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[33]
C000162583 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33]
C000162583 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[33]
C000162583 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[33]
C000162601 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[34]
C000162601 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[34]
C000162601 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[34]
C000162601 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[34]
C000162601 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%	[34]
C000014639 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[35]
C000014639 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[35]
C000014639 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[35]
C000014639 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[35]
C000014639 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[35]
C000014639 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[35]
C000014639 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[35]
C000047972 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[36]
C000047972 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[36]
C000047972 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[36]
C000047972 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[36]
C000047972 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[36]
C000047972 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[36]
C000047972 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[36]
C000054994 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[37]
C000054994 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[37]
C000054994 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[37]
C000054994 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[37]
C000054994 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%	[37]
C000079522 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[38]
C000079522 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[38]
C000079522 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[38]
C000079522 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[38]
C000079522 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[38]
C000079522 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[38]
C000079539 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[39]
C000079539 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[39]
C000079539 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[39]
C000079539 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[39]
C000079539 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[39]
C000079539 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%	[39]
C000079540 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[40]
C000079540 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[40]
C000079540 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[40]
C000079540 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[40]
C000079540 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[40]
C000079540 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%	[40]
C000079563 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[41]
C000079563 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[41]
C000079563 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[41]
C000079563 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[41]
C000079563 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[41]
C000079563 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[41]
C000079563 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[41]
C000079575 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[42]
C000079575 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[42]
C000079575 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[42]
C000079575 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[42]
C000079575 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%	[42]
C000014647 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[43]
C000014647 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[43]
C000014647 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[43]
C000014647 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[43]
C000014647 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%	[43]
C000047975 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[44]
C000047975 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[44]
C000047975 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[44]
C000047975 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[44]
C000047975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[44]
C000047975 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[44]
C000047975 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[44]
C000054991 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[45]
C000054991 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[45]
C000054991 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[45]
C000054991 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[45]
C000054991 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%	[45]
C000079521 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[46]
C000079521 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[46]
C000079521 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[46]
C000079521 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[46]
C000079521 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[46]
C000079521 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[46]
C000079530 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[47]
C000079530 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[47]
C000079530 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[47]
C000079530 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[47]
C000079530 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[47]
C000079530 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[47]
C000079544 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[48]
C000079544 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[48]
C000079544 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[48]
C000079544 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[48]
C000079549 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[49]
C000079549 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[49]
C000079549 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[49]
C000079549 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%	[49]
C000099416 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[50]
C000099416 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[50]
C000099416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[50]
C000099416 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[50]
C000099416 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[50]
C000107523 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[51]
C000107523 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[51]
C000107523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[51]
C000107523 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[51]
C000107523 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[51]
C000107534 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[52]
C000107534 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[52]
C000107534 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[52]
C000107534 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[52]
C000162553 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[53]
C000162553 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[53]
C000162553 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[53]
C000162553 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[53]
C000162553 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[53]
C000162553 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[53]
C000162553 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[53]
C000162575 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[54]
C000162575 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[54]
C000162575 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[54]
C000162575 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[54]
C000162575 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%	[54]
C000162582 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[55]
C000162582 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[55]
C000162582 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[55]
C000162582 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[55]
C000162582 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[55]
C000162582 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[55]
C000162595 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[56]
C000162595 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[56]
C000162595 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[56]
C000162595 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[56]
C000162602 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[57]
C000162602 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[57]
C000162602 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[57]
C000162602 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%	[57]
C000221708 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[58]
C000221708 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[58]
C000221708 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[58]
C000221708 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[58]
C000014642 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[59]
C000014642 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[59]
C000014642 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[59]
C000014642 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[59]
C000014642 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[59]
C000014642 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[59]
C000014642 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[59]
C000047977 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[60]
C000047977 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[60]
C000047977 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[60]
C000047977 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[60]
C000047977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[60]
C000047977 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[60]
C000047977 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%	[60]
C000079519 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[61]
C000079519 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[61]
C000079519 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[61]
C000079519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[61]
C000079519 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[61]
C000079519 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[61]
C000079520 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[62]
C000079520 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[62]
C000079520 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[62]
C000079520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[62]
C000079520 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[62]
C000079520 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[62]
C000079531 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[63]
C000079531 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[63]
C000079531 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[63]
C000079531 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[63]
C000079531 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[63]
C000079531 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[63]
C000079548 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[64]
C000079548 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[64]
C000079548 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[64]
C000079548 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%	[64]
C000079550 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[65]
C000079550 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[65]
C000079550 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[65]
C000079550 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%	[65]
C000079562 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[66]
C000079562 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[66]
C000079562 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[66]
C000079562 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[66]
C000079562 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[66]
C000079562 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[66]
C000079562 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[66]
C000099417 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[67]
C000099417 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[67]
C000099417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[67]
C000099417 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[67]
C000099417 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[67]
C000107533 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[68]
C000107533 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[68]
C000107533 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[68]
C000107533 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[68]
C000107535 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[69]
C000107535 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[69]
C000107535 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[69]
C000107535 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[69]
C000145615 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[70]
C000145615 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[70]
C000145615 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[70]
C000145615 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%	[70]
C000145617 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[71]
C000145617 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[71]
C000145617 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[71]
C000145617 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%	[71]
C000162557 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[72]
C000162557 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[72]
C000162557 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[72]
C000162557 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[72]
C000162557 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[72]
C000162557 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[72]
C000162557 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%	[72]
C000162580 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[73]
C000162580 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[73]
C000162580 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[73]
C000162580 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[73]
C000162580 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[73]
C000162580 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[73]
C000162590 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[74]
C000162590 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[74]
C000162590 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[74]
C000162590 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.50%	[74]
C000162591 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[75]
C000162591 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[75]
C000162591 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[75]
C000162591 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[75]
C000162591 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[75]
C000162597 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[76]
C000162597 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[76]
C000162597 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[76]
C000162597 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[76]
C000033272 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[77]
C000033272 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[77]
C000033272 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[77]
C000033272 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[77]
C000047973 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[78]
C000047973 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[78]
C000047973 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[78]
C000047973 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[78]
C000047973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[78]
C000047973 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[78]
C000047973 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[78]
C000054996 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[79]
C000054996 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[79]
C000054996 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[79]
C000054996 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[79]
C000054996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[79]
C000054996 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[79]
C000054996 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[79]
C000079529 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[80]
C000079529 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[80]
C000079529 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[80]
C000079529 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[80]
C000079529 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[80]
C000079529 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[80]
C000079537 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[81]
C000079537 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[81]
C000079537 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[81]
C000079537 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[81]
C000079537 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[81]
C000079537 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[81]
C000079542 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[82]
C000079542 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[82]
C000079542 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[82]
C000079542 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[82]
C000079564 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[83]
C000079564 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[83]
C000079564 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[83]
C000079564 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[83]
C000079564 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[83]
C000079564 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[83]
C000079564 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%	[83]
C000099418 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[84]
C000099418 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[84]
C000099418 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[84]
C000099418 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[84]
C000099418 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[84]
C000107521 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[85]
C000107521 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[85]
C000107521 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[85]
C000107521 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[85]
C000107521 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[85]
C000107527 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[86]
C000107527 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[86]
C000107527 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[86]
C000107527 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[86]
C000107536 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[87]
C000107536 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[87]
C000107536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[87]
C000107536 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[87]
C000145616 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[88]
C000145616 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[88]
C000145616 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[88]
C000145616 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%	[88]
C000162555 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[89]
C000162555 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[89]
C000162555 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[89]
C000162555 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[89]
C000162555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[89]
C000162555 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[89]
C000162555 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[89]
C000162577 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[90]
C000162577 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[90]
C000162577 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[90]
C000162577 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[90]
C000162577 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[90]
C000162577 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[90]
C000162586 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[91]
C000162586 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[91]
C000162586 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[91]
C000162586 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%	[91]
C000221706 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[92]
C000221706 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[92]
C000221706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[92]
C000221706 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[92]
C000099415 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[93]
C000099415 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[93]
C000099415 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[93]
C000099415 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.50%	[93]
C000107524 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[94]
C000107524 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[94]
C000107524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[94]
C000107524 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[94]
C000107524 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[94]
C000145613 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[95]
C000145613 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[95]
C000145613 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[95]
C000145613 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[95]
C000145613 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%	[95]
C000145614 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[96]
C000145614 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[96]
C000145614 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[96]
C000145614 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[96]
C000145614 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%	[96]
C000162556 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[97]
C000162556 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[97]
C000162556 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[97]
C000162556 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[97]
C000162556 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[97]
C000162556 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[97]
C000162556 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%	[97]
C000162578 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[98]
C000162578 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[98]
C000162578 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[98]
C000162578 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[98]
C000162578 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[98]
C000162578 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[98]
C000162587 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[99]
C000162587 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[99]
C000162587 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[99]
C000162587 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%	[99]
C000162594 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[100]
C000162594 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[100]
C000162594 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[100]
C000162594 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[100]
C000162594 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[100]
C000014641 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[101]
C000014641 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[101]
C000014641 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[101]
C000014641 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[101]
C000014641 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[101]
C000014641 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[101]
C000014641 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[101]
C000047978 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[102]
C000047978 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[102]
C000047978 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[102]
C000047978 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[102]
C000047978 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%	[102]
C000079517 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[103]
C000079517 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[103]
C000079517 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[103]
C000079517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[103]
C000079517 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[103]
C000079517 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[103]
C000079534 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[104]
C000079534 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[104]
C000079534 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[104]
C000079534 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[104]
C000079534 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[104]
C000079534 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[104]
C000079545 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[105]
C000079545 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[105]
C000079545 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[105]
C000079545 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%	[105]
C000079547 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[106]
C000079547 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[106]
C000079547 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[106]
C000079547 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%	[106]
C000079561 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[107]
C000079561 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[107]
C000079561 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[107]
C000079561 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[107]
C000079561 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[107]
C000079561 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[107]
C000079561 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[107]
C000079577 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[108]
C000079577 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[108]
C000079577 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[108]
C000079577 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[108]
C000079577 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[108]
C000079577 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[108]
C000079577 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[108]
C000107518 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[109]
C000107518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[109]
C000107518 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%	[109]
C000107520 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[110]
C000107520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[110]
C000107520 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%	[110]
C000107530 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[111]
C000107530 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[111]
C000107530 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[111]
C000107530 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[111]
C000107532 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[112]
C000107532 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[112]
C000107532 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[112]
C000107532 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[112]
C000162559 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[113]
C000162559 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[113]
C000162559 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[113]
C000162559 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[113]
C000162559 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%	[113]
C000162581 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[114]
C000162581 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[114]
C000162581 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[114]
C000162581 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[114]
C000162581 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[114]
C000162581 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[114]
C000221702 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[115]
C000221702 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[115]
C000221702 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[115]
C000221702 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[115]
C000221702 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%	[115]
C000221704 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[116]
C000221704 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[116]
C000221704 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[116]
C000221704 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[116]
C000221704 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%	[116]
C000014640 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[117]
C000014640 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[117]
C000014640 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[117]
C000014640 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[117]
C000014640 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[117]
C000014640 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[117]
C000014640 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[117]
C000033273 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[118]
C000033273 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[118]
C000033273 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[118]
C000033273 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[118]
C000054992 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[119]
C000054992 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[119]
C000054992 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[119]
C000054992 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[119]
C000054992 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%	[119]
C000054995 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[120]
C000054995 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[120]
C000054995 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[120]
C000054995 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[120]
C000054995 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[120]
C000054995 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[120]
C000054995 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[120]
C000079535 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[121]
C000079535 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[121]
C000079535 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[121]
C000079535 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[121]
C000079535 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[121]
C000079535 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[121]
C000079536 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[122]
C000079536 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[122]
C000079536 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[122]
C000079536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[122]
C000079536 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[122]
C000079536 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[122]
C000079538 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[123]
C000079538 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[123]
C000079538 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[123]
C000079538 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[123]
C000079538 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[123]
C000079538 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[123]
C000079543 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[124]
C000079543 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[124]
C000079543 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[124]
C000079543 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[124]
C000079560 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[125]
C000079560 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[125]
C000079560 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[125]
C000079560 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[125]
C000079560 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[125]
C000079560 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[125]
C000079560 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[125]
C000079576 [Member] | Direct Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[126]
C000079576 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[126]
C000079576 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[126]
C000079576 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[126]
C000079576 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%	[126]
C000107522 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[127]
C000107522 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[127]
C000107522 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[127]
C000107522 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[127]
C000107522 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[127]
C000107528 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[128]
C000107528 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[128]
C000107528 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[128]
C000107528 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[128]
C000107529 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[129]
C000107529 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[129]
C000107529 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[129]
C000107529 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[129]
C000162584 [Member] | Inflation Protected Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[130]
C000162584 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[130]
C000162584 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[130]
C000162584 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[130]
C000162584 [Member] | Short Term Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[130]
C000162584 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%	[130]
C000162593 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[131]
C000162593 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[131]
C000162593 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%	[131]
C000221707 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[132]
C000221707 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[132]
C000221707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[132]
C000221707 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[132]
C000221709 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[133]
C000221709 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[133]
C000221709 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[133]
C000221709 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[133]

[1]	Affiliated investment companies, except for repurchase agreements.
[2]	Affiliated investment companies, except for repurchase agreements.
[3]	Affiliated investment companies, except for repurchase agreements.
[4]	Affiliated investment companies, except for repurchase agreements.
[5]	Affiliated investment companies, except for repurchase agreements.
[6]	Affiliated investment companies, except for repurchase agreements.
[7]	Affiliated investment companies, except for repurchase agreements.
[8]	Affiliated investment companies, except for repurchase agreements.
[9]	Affiliated investment companies, except for repurchase agreements.
[10]	Affiliated investment companies, except for repurchase agreements.
[11]	Affiliated investment companies.
[12]	Affiliated investment companies, except for repurchase agreements.
[13]	Affiliated investment companies, except for repurchase agreements.
[14]	Affiliated investment companies, except for repurchase agreements.
[15]	Affiliated investment companies.
[16]	Affiliated investment companies, except for repurchase agreements.
[17]	Affiliated investment companies, except for repurchase agreements.
[18]	Affiliated investment companies, except for repurchase agreements.
[19]	Affiliated investment companies, except for repurchase agreements.
[20]	Affiliated investment companies, except for repurchase agreements.
[21]	Affiliated investment companies, except for repurchase agreements.
[22]	Affiliated investment companies, except for repurchase agreements.
[23]	Affiliated investment companies, except for repurchase agreements.
[24]	Affiliated investment companies, except for repurchase agreements.
[25]	Affiliated investment companies, except for repurchase agreements.
[26]	Affiliated investment companies, except for repurchase agreements.
[27]	Affiliated investment companies, except for repurchase agreements.
[28]	Affiliated investment companies, except for repurchase agreements.
[29]	Affiliated investment companies, except for repurchase agreements.
[30]	Affiliated investment companies, except for repurchase agreements.
[31]	Affiliated investment companies, except for repurchase agreements.
[32]	Affiliated investment companies, except for repurchase agreements.
[33]	Affiliated investment companies, except for repurchase agreements.
[34]	Affiliated investment companies, except for repurchase agreements.
[35]	Affiliated investment companies, except for repurchase agreements.
[36]	Affiliated investment companies, except for repurchase agreements.
[37]	Affiliated investment companies, except for repurchase agreements.
[38]	Affiliated investment companies, except for repurchase agreements.
[39]	Affiliated investment companies, except for repurchase agreements.
[40]	Affiliated investment companies, except for repurchase agreements.
[41]	Affiliated investment companies, except for repurchase agreements.
[42]	Affiliated investment companies, except for repurchase agreements.
[43]	Affiliated investment companies, except for repurchase agreements.
[44]	Affiliated investment companies, except for repurchase agreements.
[45]	Affiliated investment companies, except for repurchase agreements.
[46]	Affiliated investment companies, except for repurchase agreements.
[47]	Affiliated investment companies, except for repurchase agreements.
[48]	Affiliated investment companies, except for repurchase agreements.
[49]	Affiliated investment companies, except for repurchase agreements.
[50]	Affiliated investment companies, except for repurchase agreements.
[51]	Affiliated investment companies, except for repurchase agreements.
[52]	Affiliated investment companies, except for repurchase agreements.
[53]	Affiliated investment companies, except for repurchase agreements.
[54]	Affiliated investment companies, except for repurchase agreements.
[55]	Affiliated investment companies, except for repurchase agreements.
[56]	Affiliated investment companies, except for repurchase agreements.
[57]	Affiliated investment companies, except for repurchase agreements.
[58]	Affiliated investment companies, except for repurchase agreements.
[59]	Affiliated investment companies, except for repurchase agreements.
[60]	Affiliated investment companies, except for repurchase agreements.
[61]	Affiliated investment companies, except for repurchase agreements.
[62]	Affiliated investment companies, except for repurchase agreements.
[63]	Affiliated investment companies, except for repurchase agreements.
[64]	Affiliated investment companies, except for repurchase agreements.
[65]	Affiliated investment companies, except for repurchase agreements.
[66]	Affiliated investment companies, except for repurchase agreements.
[67]	Affiliated investment companies, except for repurchase agreements.
[68]	Affiliated investment companies, except for repurchase agreements.
[69]	Affiliated investment companies, except for repurchase agreements.
[70]	Affiliated investment companies, except for repurchase agreements.
[71]	Affiliated investment companies, except for repurchase agreements.
[72]	Affiliated investment companies, except for repurchase agreements.
[73]	Affiliated investment companies, except for repurchase agreements.
[74]	Affiliated investment companies, except for repurchase agreements.
[75]	Affiliated investment companies, except for repurchase agreements.
[76]	Affiliated investment companies, except for repurchase agreements.
[77]	Affiliated investment companies, except for repurchase agreements.
[78]	Affiliated investment companies, except for repurchase agreements.
[79]	Affiliated investment companies, except for repurchase agreements.
[80]	Affiliated investment companies, except for repurchase agreements.
[81]	Affiliated investment companies, except for repurchase agreements.
[82]	Affiliated investment companies, except for repurchase agreements.
[83]	Affiliated investment companies, except for repurchase agreements.
[84]	Affiliated investment companies, except for repurchase agreements.
[85]	Affiliated investment companies, except for repurchase agreements.
[86]	Affiliated investment companies, except for repurchase agreements.
[87]	Affiliated investment companies, except for repurchase agreements.
[88]	Affiliated investment companies, except for repurchase agreements.
[89]	Affiliated investment companies, except for repurchase agreements.
[90]	Affiliated investment companies, except for repurchase agreements.
[91]	Affiliated investment companies, except for repurchase agreements.
[92]	Affiliated investment companies, except for repurchase agreements.
[93]	Affiliated investment companies, except for repurchase agreements.
[94]	Affiliated investment companies, except for repurchase agreements.
[95]	Affiliated investment companies, except for repurchase agreements.
[96]	Affiliated investment companies, except for repurchase agreements.
[97]	Affiliated investment companies, except for repurchase agreements.
[98]	Affiliated investment companies, except for repurchase agreements.
[99]	Affiliated investment companies, except for repurchase agreements.
[100]	Affiliated investment companies, except for repurchase agreements.
[101]	Affiliated investment companies, except for repurchase agreements.
[102]	Affiliated investment companies, except for repurchase agreements.
[103]	Affiliated investment companies, except for repurchase agreements.
[104]	Affiliated investment companies, except for repurchase agreements.
[105]	Affiliated investment companies, except for repurchase agreements.
[106]	Affiliated investment companies, except for repurchase agreements.
[107]	Affiliated investment companies, except for repurchase agreements.
[108]	Affiliated investment companies, except for repurchase agreements.
[109]	Affiliated investment companies, except for repurchase agreements.
[110]	Affiliated investment companies, except for repurchase agreements.
[111]	Affiliated investment companies.
[112]	Affiliated investment companies.
[113]	Affiliated investment companies, except for repurchase agreements.
[114]	Affiliated investment companies, except for repurchase agreements.
[115]	Affiliated investment companies, except for repurchase agreements.
[116]	Affiliated investment companies, except for repurchase agreements.
[117]	Affiliated investment companies, except for repurchase agreements.
[118]	Affiliated investment companies, except for repurchase agreements.
[119]	Affiliated investment companies, except for repurchase agreements
[120]	Affiliated investment companies, except for repurchase agreements.
[121]	Affiliated investment companies, except for repurchase agreements.
[122]	Affiliated investment companies, except for repurchase agreements.
[123]	Affiliated investment companies, except for repurchase agreements.
[124]	Affiliated investment companies, except for repurchase agreements
[125]	Affiliated investment companies, except for repurchase agreements.
[126]	Affiliated investment companies, except for repurchase agreements.
[127]	Affiliated investment companies, except for repurchase agreements.
[128]	Affiliated investment companies, except for repurchase agreements.
[129]	Affiliated investment companies.
[130]	Affiliated investment companies, except for repurchase agreements.
[131]	Affiliated investment companies, except for repurchase agreements.
[132]	Affiliated investment companies, except for repurchase agreements.
[133]	Affiliated investment companies, except for repurchase agreements.